ACCOUNT RECEIVABLE, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss
The following table summarizes the components of “Accounts receivable, net” as presented on the Condensed Consolidated Balance Sheets:

	March 31,	December 31,
Accounts Receivable:	2025	2024
Billed receivables	$14,793	$14,559
Unbilled receivables	6,715	5,925

Accounts Receivable, Gross	21,508	20,484

Allowance for expected credit losses	(227)	(391)

Accounts Receivable, Net	$21,281	$20,093

The following table summarizes the total provision for expected credit losses and write-offs:

	Three Months Ended March 31,
	2025	2024
Beginning balance	$391	$378
Provision for expected credit losses	6	(8)
Write-offs	(170)	(3)

Ending Balance	$227	$367

The following table summarizes the components of “Accounts receivable, net” as presented on the Consolidated Balance Sheets:

	As of December 31,
Accounts Receivable:	2024	2023
Billed receivables	$14,559	$14,925
Unbilled receivables	5,925	5,163

Accounts Receivable, Gross	20,484	20,088

Allowance for expected credit losses	(391)	(378)

Accounts Receivable, Net	$20,093	$19,710

The following table summarizes the total provision for expected credit losses and write-offs:

	For The Year Ended December 31,
	2024	2023
Beginning balance	$378	$51
Provision for expected credit losses	24	483
Write-offs and other	(11)	(207)
Cumulative-effect adjustment from adoption of ASU 2016-13, Credit Losses	—	51

Ending Balance	$391	$378